SHARE-BASED COMPENSATION (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of revenue USD ($)	Dec. 31, 2014 Cost of revenue CNY	Dec. 31, 2013 Cost of revenue CNY	Dec. 31, 2012 Cost of revenue CNY	Dec. 31, 2014 Sales and marketing expenses USD ($)	Dec. 31, 2014 Sales and marketing expenses CNY	Dec. 31, 2013 Sales and marketing expenses CNY	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2014 General and administration expenses USD ($)	Dec. 31, 2014 General and administration expenses CNY	Dec. 31, 2013 General and administration expenses CNY	Dec. 31, 2012 General and administration expenses CNY	Dec. 31, 2014 Research and development expenses USD ($)	Dec. 31, 2014 Research and development expenses CNY	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY
Share-based compensation
Total compensation expense	$ 2,746	17,037	11,852	16,088	$ 153	951	1,665	2,896	$ 349	2,167	3,853	6,917	$ 1,711	10,612	3,833	3,219	$ 533	3,307	2,501	3,056